Investment in associate, Summarized Statement of Loss (Q3) (Details) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2024
Operating expenses [Abstract]
General and administrative expenses	$ 235,972	$ 103,229		$ 627,377	$ 393,231
Legal and professional fees	841,536	942,688		6,846,934	4,263,900
Total operating expenses	(1,587,043)	(1,549,126)		(9,320,604)	(6,690,061)
Net loss	$ (3,522,625)	$ 1,717,619		$ 5,091,435	$ 6,828,193
Monroe Sequestration Partners ("MSP") [Member]
Operating expenses [Abstract]
Consulting expenses			$ 620,000
General and administrative expenses			8,015
Guaranteed payments			160,008
Legal and professional fees			6,143
Travel			1,230
Amortization			1,763
Total operating expenses			(797,159)
Interest expenses			(14,150)
Net loss			$ (811,309)